Quarterly Result of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2017
Quarterly Financial Information [Line Items]
Pretax goodwill and intangible asset impairment losses		$ 193,198
Kirker Reporting Unit
Quarterly Financial Information [Line Items]
Pretax goodwill and intangible asset impairment losses	$ 188,300
Flowcrete Polymer Flooring Business | Middle East | Bad Debt and Inventory Reserve
Quarterly Financial Information [Line Items]
Pretax charges relating to decision to exit	$ 12,300